Stockholder's Equity and Share-Based Compensation - Stock Option Activity (Q1) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Number of shares
Outstanding, Beginning of period	658,973	577,581	577,581
Granted	191,510		248,208
Forfeited	(4,376)		(125,526)
Outstanding, Ending of period	846,107		658,973	577,581
Vested and exercisable at March 31, 2026	387,675		357,766
Vested or expected to vest at March 31, 2026	846,107		658,973
Weighted average exercise price per share
Outstanding, Beginning of period	$ 44.2	$ 77.56	$ 77.56
Granted	7.64		7.78
Forfeited	10.99		82.56
Outstanding, Ending of period	40.13		44.2	$ 77.56
Vested and exercisable at March 31, 2026	74.2		78.82
Vested or expected to vest at March 31, 2026	$ 40.13		$ 44.2
Weighted average remaining contractual term (years)
Outstanding	7 years 6 months		7 years 1 month 6 days	7 years 6 months
Vested and exercisable at March 31, 2026	5 years 7 months 6 days		5 years 7 months 6 days
Vested or expected to vest at March 31, 2026	7 years 6 months		7 years 1 month 6 days
Weighted average grant date fair value of options granted	$ 5.81	$ 6.2	$ 6.07	$ 20.2
Aggregate intrinsic value of options outstanding	$ 0.1		$ 0.9
Unrecognized compensation expense related to unvested stock option awards	$ 3.6		$ 3.0
Weighted average period for recognition	2 years 7 months 6 days		2 years 2 months 12 days